Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Summary of Valuation Allowance [Table Text Block]
		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	(1) Deductions		Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2015	$26,021,943	$1,109,091	$-0-	$		$27,131,034
Year ended December 31, 2014	25,002,881	1,019,062	-0-		-0-	26,021,943
Year ended December 31, 2013	27,295,741	862,736	-0-		(3,155,596)	25,002,881